Accounts receivable (Expressed in Canadian $000's except per share amounts)	12 Months Ended
Sep. 30, 2013
Accounts receivable (Expressed in Canadian $000's except per share amounts) [Text Block]
4.	Accounts receivable

Accounts receivable as at September 30, 2013 and 2012 consist of the following:

	September 30,	September 30,
	2013	2012
	$	$
Trade accounts receivable	330	685
Note receivable (i)	151	-
Total accounts receivable	481	685

(i)	Note receivable

During the year ended September 30, 2013, the Company paid a loan (the “Loan”) in the amount of $150 to a corporation. The Loan is due on February 23, 2014 and bears interest of 6% per annum, payable on maturity. As of April 30, 2013, total interest accrued pursuant to the Loan is $1.